Document and Entity Information	Mar. 29, 2022
Cover [Abstract]
Entity Registrant Name	Lulu's Fashion Lounge Holdings, Inc.
Amendment Flag	false
Entity Central Index Key	0001780201
Document Type	8-K
Document Period End Date	Mar. 29, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-41059
Entity Tax Identification Number	20-8442468
Entity Address, Address Line One	195 Humboldt Avenue
Entity Address, City or Town	Chico
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95928
City Area Code	(530)
Local Phone Number	343-3545
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LVLU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false